Fair Value Measurements - Quantitative Information (Details) - Internal Model - Recurring	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liability for losses and LAE
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted average cost of capital	8.25%	8.50%
Fair value inputs, duration	8 years 2 months 1 day	7 years 9 months 25 days
Reinsurance balances recoverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk cost of capital	5.10%	5.10%
Fair value inputs, duration	8 years 2 months 23 days	8 years 8 months 4 days
Credit spread for non-performing risk | Liability for losses and LAE
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit spread for non-performing risk	0.20%	0.20%